Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, equipment and software, net
Schedule of property, equipment and software, net

The following is a summary of property, equipment and software, net:

	December 31, 2018	December 31, 2019
	RMB	RMB
Furniture and electronic equipment	4,304	5,398
Vehicles	426	425
Software	10,850	18,948
Leasehold improvement	-	2,874
Total property, equipment and software	15,580	27,645
Less: accumulated depreciation - Furniture, electronic equipment and vehicles	(3,283)	(3,502)
accumulated amortization - Software	(661)	(3,435)
accumulated amortization - Leasehold improvement	-	(348)
Property, equipment and software, net	11,636	20,360